Consolidated Statement Of Cash Flows Reconciliation - Schedule of Cash Flows Reconciliation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of net loss after tax to net cash flows from operations
Loss from ordinary activities after tax	$ (35,160,227)	$ (16,519,155)	$ (11,511,024)
Adjustments for non-cash items:
Depreciation	378,002	143,546	139,703
Share based payments expensed	2,779,694	1,835,157	1,587,243
Share options canceled classified as financing activities		62,681
Capital raising costs classified as financing activities	(90,000)
R&D claim accrual	179,863	(1,385,414)
Foreign exchange differences	(357,830)	592,385
Changes in assets and liabilities:
Decrease/(increase) in inventories	98,063	(118,336)	333,132
Decrease/(increase) in trade and other receivables	2,457,255	(1,980,566)	(49,040)
Increase in prepayments and other assets	(701,809)	(473,690)	(156,756)
Increase in trade and other payables	2,065,833	1,258,186	1,125,116
Increase/(decrease) in provisions	254,824	213,182	(25,898)
Increase in contract liability	610,673
Net cash flows used in operating activities	$ (27,485,659)	$ (16,372,024)	$ (8,557,524)